Merk Currency Enhanced U.S. Equity Fund
Merk Currency Enhanced U.S. Equity Fund
Investment Objective
The Fund seeks to generate total return by investing in securities and instruments that create exposure to U.S. equities and currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Currency Enhanced U.S. Equity Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Currency Enhanced U.S. Equity Fund		Investor Shares	Institutional Shares
Management Fees		0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%
Total Annual Fund Operating Expenses		1.37%	1.12%
[1]	The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, any brokerage fees and commissions, taxes, borrowing costs including interest and dividend expenses on short sales, acquired fund fees and expenses, shareholder servicing fees, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. This Operating Agreement may be terminated at any time by the Board of Trustees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more "acquired funds" which generally includes investments in other mutual funds, exchange traded funds, hedge funds, private equity funds and other pooled investment vehicles. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include AFFE.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares
Expense Example Merk Currency Enhanced U.S. Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Investor Shares	Investor Shares	139	434	750	1,646
Institutional Shares	Institutional Shares	114	356	617	1,363

Institutional Shares
Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to generate total return by managing the currency exposure associated with its investments in U.S. equities and financial instruments that provide exposure to U.S. equities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies. The Fund considers U.S. equities and financial instruments that provide exposure to U.S. equities to include the common stocks of U.S. companies, exchange-traded products ("ETPs"), including exchange-traded funds ("ETFs") and other investment companies that principally invest in U.S. equities, options, futures, options on futures and swaps that provide exposure to the U.S. equities markets. Over time, the Fund seeks to generate more gains from securities than derivatives.

The Fund intends to invest principally in index-based ETPs, including ETFs, and other investment companies that track the S&P 500. The Fund may also invest in ETPs, including ETFs, and investment companies that track equity indices representing specific sectors or regions of the U.S. market. The S&P 500 is a market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund will normally remain invested in U.S. equities and financial instruments that provide exposure to the U.S. equities markets, even when the U.S. equity markets are declining.

Merk Investment LLC ("Adviser"), the Fund's investment adviser, may seek to hedge the Fund's exposure to the U.S. equity markets, and market risk by using S&P 500 or other index futures and investing in put options on the S&P 500. These strategies are designed to manage the Fund's volatility and to offset potential losses from the Fund's investment exposure to U.S. equity markets.

In order to actively manage the Fund's currency exposures from such investments, the Fund may seek exposure to the currencies of countries that, in the Adviser's opinion, have liquid currency markets ("currency overlay"). The Adviser considers liquid currency markets as those in which there are many buyers and sellers present and in which transactions can take place with relative ease and low costs. The Fund will typically effectuate the currency overlay by entering into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The Fund may (but generally will not) take delivery of foreign currencies and sell actual foreign currencies. The Fund also may invest in gold indirectly through ETPs and futures contracts. The Fund may invest in ETPs sponsored by the Adviser or its affiliates. To the extent the Fund's currency overlay is profitable, it may help cover the cost of the Fund's hedging strategy.

The Adviser will make U.S. equity market and currency exposure allocations, and consider hedging strategies for the Fund, based on quantitative analysis and qualitative analysis. The Adviser's analyses will inform its strategic and tactical investment considerations with respect to the Fund.

Strategic versus Tactical. The Adviser considers factors that lead to gradual allocation changes over months "strategic." In contrast, the Adviser considers factors that lead to allocation changes over shorter-periods "tactical."

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of U.S. equity, currency, gold and economic data. Fundamental considerations may include company or industry profitability, a country's gross domestic product or the central bank's benchmark interest rate. Technical considerations may include the relative performance of market sectors or currencies over time. Additionally, the Adviser may utilize statistical analysis to manage portfolio transactions.

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of corporate sector or market outlook, an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency and of gold.

The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Correlation Risk. Because the Fund invests primarily in ETPs and investment companies that track the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund's performance generally may move in the same direction as the S&P 500. However, the Adviser's management of the currency risk associated with the Fund's investments in equities and financial instruments may cause the Fund to perform differently than the S&P 500, and may negatively affect the performance of the Fund, relative to the S&P 500.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including foreign securities, forward currency contracts and cross currency forwards.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include that derivatives may result in losses, which are potentially unlimited, and that partially or completely offset gains in portfolio positions. Derivative transactions may not be liquid. Many derivatives subject the Fund to Counterparty Risk, as discussed in this Prospectus.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers' other securities, including convertible and preferred securities.

Exchange-Traded Products Risk. The risks of investing in ETPs typically reflect the risks of the types of instruments in which such ETPs invest, spanning a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of a particular commodity, security, securities market index or sector of an index. When the Fund invests in ETPs, shareholders bear their proportionate share of the fees and expenses of the ETP held by the Fund, as well as their proportionate share of the Fund's fees and expenses. Shares of ETPs may trade at a premium or discount to their NAV. The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

Focused Portfolio Risk. The Fund's portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors or industries.

Foreign Instruments Risk. Foreign investments are subject to risks that include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign instruments are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated. The use of forward currency contracts subjects the Fund to Counterparty Risk, as discussed in this Prospectus. Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative is open, unless they are replaced with appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts may expose the Fund to Leverage Risk, as discussed in this Prospectus.

Index Futures Risk. The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Gold-Related Securities Risk. Investments in gold-related securities may be subject to greater volatility than investments in traditional securities. The value of gold-related securities may be affected by market movements and political, regulatory or other factors affecting the gold industry. Gold-related securities generate no interest or dividends, and the return from investments in gold-related securities will be derived solely from the price gains or losses from the commodity. Investments in gold and gold-related securities may have negative tax consequences for the Fund.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Leverage Risk. Certain of the Fund's derivatives transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates or the tapering of quantitative easing measures aimed at stimulating the economy, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. If purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Tax Risk. In order to avoid paying taxes at the Fund level, the Fund must qualify as a regulated investment company ("RIC"), deriving at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. If the Fund's foreign currency gains were excluded from the definition of "qualifying income," the Fund may fail to qualify as a RIC or may change its investment strategy or liquidate.

Performance Information

The following chart illustrates the Investor Shares' returns as of December 31, 2013. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception compare to certain broad based indices. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2014 was 5.84%.
During the period shown, the highest return for a quarter was 15.26% for the quarter ended March 31, 2012, and the lowest return was -12.00% for the quarter ended June 30, 2012.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns Merk Currency Enhanced U.S. Equity Fund	Label	1 Year	Since Inception	Inception Date
Institutional Shares	Institutional Shares - Return Before Taxes	39.51%	25.36%
Investor Shares	Investor Shares - Return Before Taxes	39.07%	25.01%	Sep. 12, 2011
After Taxes on Distributions Investor Shares	Investor Shares - Return After Taxes on Distributions	37.29%	23.77%
After Taxes on Distributions and Sales Investor Shares	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	22.15%	19.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	25.07%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	19.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").